RESTRUCTURING, IMPAIRMENT AND PLANT CLOSING COSTS (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required	$ (1)		$ (1)							$ (14)	$ (4)	$ (5)	$ (7)	$ (8)
Non-cash charges	9		53							10	53	60	2	13
Total restructuring, impairment and plant closing costs	47	(4)	155	9	7	5	4	17	3	52	171	167	29	88
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year										16		17
Noncash charge related to pension settlement loss	8
Polyurethanes
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year										1
Advanced Materials
Accrued restructuring costs by type of cost and initiative
Restructuring charges										6		20		12
Reversal of reserves no longer required												(1)	(3)
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year												1
Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges										3		22
Reversal of reserves no longer required										(14)		(4)	(1)	(7)
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year										15		10
Estimated additional charges												25
Pigments
Accrued restructuring costs by type of cost and initiative
Restructuring charges												10		47
Reversal of reserves no longer required													(2)	(1)
Estimated additional future charges for current restructuring projects
Estimated additional charges within one year												6
Workforce reductions
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required										(13)		(5)	(6)	(8)
Workforce reductions | Advanced Materials
Accrued restructuring costs by type of cost and initiative
Restructuring charges												20		12
Workforce reductions | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges										5		62
Non-cash charges										2
Estimated additional future charges for current restructuring projects
Estimated additional charges										19
Noncash charge related to pension settlement loss										5
Basel, Switzerland
Estimated additional future charges for current restructuring projects
Noncash charge related to pension settlement loss										3
Basel, Switzerland | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges													15
Basel, Switzerland | Workforce reductions | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges												12
Grimsby, U.K. plant | Pigments
Accrued restructuring costs by type of cost and initiative
Restructuring charges										4		7	7	29
Non-cash charges														4
2007 initiatives and prior
Accrued restructuring costs by type of cost and initiative
Restructuring charges										2	2
2007 initiatives and prior | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges										2
2009 initiatives
Accrued restructuring costs by type of cost and initiative
Restructuring charges	1		2							5	5	7	9	78
2009 initiatives | Advanced Materials
Accrued restructuring costs by type of cost and initiative
Restructuring charges										1			1	12
2009 initiatives | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges														10
2009 initiatives | Pigments
Accrued restructuring costs by type of cost and initiative
Restructuring charges										4		7	8	45
2010 initiatives
Accrued restructuring costs by type of cost and initiative
Restructuring charges			2							1	5	15	23
2010 initiatives | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges												13	15
2010 initiatives | Workforce reductions | Advanced Materials
Accrued restructuring costs by type of cost and initiative
Reversal of reserves no longer required													2
2011 initiatives
Accrued restructuring costs by type of cost and initiative
Restructuring charges	5		99							9	110	89
2011 initiatives | Advanced Materials
Accrued restructuring costs by type of cost and initiative
Restructuring charges										3		21
2011 initiatives | Textile Effects
Accrued restructuring costs by type of cost and initiative
Restructuring charges										6		65
2011 initiatives | Pigments
Accrued restructuring costs by type of cost and initiative
Restructuring charges												3
2012 initiatives
Accrued restructuring costs by type of cost and initiative
Restructuring charges	33									39
2012 initiatives | Polyurethanes
Accrued restructuring costs by type of cost and initiative
Restructuring charges										37
Annualized fixed costs										75
2012 initiatives | Advanced Materials
Accrued restructuring costs by type of cost and initiative
Restructuring charges										$ 2